Related Parties - Disclosure of Directors’ Renumeration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Executive directors
Disclosure of transactions between related parties [line items]
Salaries	R 23	R 21
Retirement contributions	3	3
Bonuses	8	14
Exercise/settlement of share options	6	2
Key management personnel compensation	40	40
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	R 14	R 13